Disclosures about Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Disclosures about Fair Value of Financial Instruments
(13)	Disclosures about Fair Value of Financial Instruments

The ASC topic Fair Value Option, requires the Company to disclose estimated fair values of its financial instruments.

The following methods and assumptions were used to estimate the approximate fair value of each class of financial instrument for which it is practicable to estimate that value.

(a)	Cash and Due from Banks and Federal Funds Sold

The carrying amounts are a reasonable estimate of fair value.

(b)	Securities

The fair value of securities is estimated based on bid prices as quoted on national exchanges or bid quotations received from securities dealers. The fair value of certain state and municipal securities is not readily available through market sources other than dealer quotations; so fair value estimates are based on quoted market prices of similar instruments, adjusted for differences between the quoted instruments and the instruments being valued.

(c)	Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate - residential, real estate - other, loans to individuals and other loans. Each loan category is further segmented into fixed and adjustable rate interest terms.

The fair value of fixed rate loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan as well as estimates for prepayments. The estimate of maturity is based on the Company’s historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of current economic and lending conditions.

(d)	Bank Owned Life Insurance

Fair values of insurance policies owned are based on the insurance contract’s cash surrender value.

(e)	Deposits and Note Payable to Federal Home Loan Bank

The fair value of demand deposits, NOW accounts, and savings deposits is the amount payable on demand. The fair value of fixed maturity time deposits, certificates of deposit and the note payable to the Federal Home Loan Bank is estimated by discounting scheduled cash flows through the estimated maturity using the rates currently offered for deposits or borrowings of similar remaining maturities.

(f)	Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2012 and 2011, and as such, the related fair values have not been estimated.

The carrying amounts and approximate fair values of the Company’s financial instruments are as follows at December 31, 2012 and 2011:

	2012		2011
	Carrying amounts	Approximate fair values	Carrying amounts	Approximate fair values
Financial assets:
Cash and due from banks	$35,790	35,790	37,547	37,547
Securities:
Available-for-sale	15,246	15,246	18,780	18,780
Held-to-maturity	6,960	7,178	5,989	6,165
Federal Reserve Bank Stock	140	140	137	137
Federal Home Loan Bank Stock	513	513	528	528
Loans, net of unearned income and fees	277,435	282,841	267,123	276,862
Bank owned life insurance	3,017	3,017	—	—

Total financial assets	$339,101	345,227	330,104	340,019

Financial liabilities:
Deposits	$315,157	317,922	310,393	315,578
Line of credit	1,900	1,900	2,000	2,000

Total financial liabilities	$317,057	319,822	312,393	317,578

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated funding needs and the value of assets and liabilities that are not considered financial instruments. Significant assets that are not considered financial assets include deferred tax assets and premises and equipment and other real estate owned. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(g)	Fair Value Methodologies

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Available-for-Sale Securities

Available-for-sale securities are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available, and would in such case be included as a Level 1 asset. The Company currently carries no Level 1 securities. If quoted prices are not available, valuations are obtained from readily available pricing sources from independent providers for market transactions involving similar assets or liabilities. The Company’s principal market for these securities is the secondary institutional markets, and valuations are based on observable market data in those markets. These would be classified as Level 2 assets. The Company’s entire available-for-sale securities portfolio is classified as Level 2 securities. The Company currently carries no Level 3 securities for which fair value would be determined using unobservable inputs.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC topic, Impairment of a Loan. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of a similar debt, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans at which fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the impaired loans were evaluated based on the fair value of the collateral. In accordance with Impairment of a Loan, impaired loans where an allowance is established based on the fair value of the collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as a nonrecurring Level 3 asset. For substantially all of the Company‘s impaired loans as of December 31, 2012 and December 31, 2011, the valuation methodology utilized by the Company was collateral based measurements such as a real estate appraisal and the discount to reflect current market conditions and ultimately collectability ranged from 0% to 25% for each of the respective periods.

Foreclosed Assets

Foreclosed assets are adjusted to fair value less estimated selling costs upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value less estimated selling costs. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on observable market price or a current appraised value, the Company records the foreclosed asset as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as a nonrecurring Level 3 asset. For substantially all of the Company’s foreclosed assets as of December 31, 2012 and December 31, 2011, the valuation methodology utilized by the Company was collateral based measurements such as a real estate appraisal and the discount to reflect current market conditions ranged from 0% to 20% for each of the respective periods.

Below are tables that present information about certain assets and liabilities measured at fair value:

Fair Value Measurements on December 31, 2012

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$15,246	$15,246	NA	$15,246	NA
Impaired loans (nonrecurring)	$2,843	$2,843	NA	NA	$2,843
Foreclosed assets (nonrecurring)	$2,393	$2,393	NA	NA	$2,393

Fair Value Measurements on December 31, 2011

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$18,780	$18,780	NA	$18,780	NA
Impaired loans (nonrecurring)	$5,942	$5,942	NA	NA	$5,942
Foreclosed assets (nonrecurring)	$645	$645	NA	NA	$645

The following table sets forth a summary of changes in the fair value of the Company’s nonrecurring Level 3 assets for the year ended December 31, 2012:

	Level 3 Assets
	Year Ended December 31, 2012
	Impaired Loans	Foreclosed Assets
Balance, beginning of the year	$5,942	645
Purchases, sales, issuances, and settlements (net)	(3,099)	1,748

Balance, end of year	$2,843	2,393

There were no significant transfers between Level 1 and Level 2 investments during the year ended December 31, 2012.